World Omni Auto Receivables Trust 2007-A Monthly Servicer Certificate September 30, 2007	Exhibit 99.1

Dates Covered
Collections Period	09/1/07 - 09/30/07
Interest Accrual Period	9/17/07 - 10/14/07
30/360 Days	30
Actual/360 Days	28
Distribution Date	10/15/07

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 8/31/07	920,975,190.42	52,522
Yield Supplement Overcollateralization Amount at 8/31/07	25,740,736.08	0

Receivables Balance at 8/31/07	946,715,926.50	52,522
Principal Payments	27,434,986.63	725
Defaulted Receivables	1,277,206.91	68
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 9/30/07	24,561,993.34	0

Pool Balance at 9/30/07	893,441,739.62	51,729

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	954,145,162.02	48,011
Pre-Funding Contracts added 3/29/07	211,535,619.93	10,164
Delinquent Receivables:
Past Due 31-60 days	11,114,284.41	623
Past Due 61-90 days	2,812,179.04	153
Past Due 91 + days	835,068.67	47

Total	14,761,532.12	823

Total 31+ Delinquent as % Ending Pool Balance	1.65%

Recoveries	682,242.94

Aggregate Net Losses - September 2007	594,963.97

Overcollateralization Target Amount	11,311,052.34
Actual Overcollateralization	11,311,052.34

Weighted Average APR, Yield Adjusted	8.70%
Weighted Average Remaining Term	54.09

Flow of Funds	$ Amount

Collections	33,291,112.96
Advances	27,560.53
Investment Earnings on Cash Accounts	166,957.41
Servicing Fee	(788,929.94)
Interest Rate Swap Receipt	49,950.00

Available Funds	32,746,650.96

Distributions of Available Funds
(1) Monthly Swap Payment Amount	0.00
(2) Class A Interest	3,884,471.09
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	137,639.63
(5) Second Priority Principal Distributable Amount	16,222,398.46
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable	11,311,052.34
(8) Distribution to Certificateholders	1,191,089.44

Total Distributions of Available Funds	32,746,650.96

Servicing Fee	788,929.94
Unpaid Servicing Fee	-

Note Balances & Note Factors	$ Amount

Original Class A	1,100,000,000.00
Original Class B	31,105,000.00

Total Class A & B
Note Balance @ 9/17/07	909,664,138.08
Principal Paid	27,533,450.80
Note Balance @ 10/15/07	882,130,687.28

Class A-1
Note Balance @ 9/17/07	21,559,138.08
Principal Paid	21,559,138.08
Note Balance @ 10/15/07	0.00
Note Factor @ 10/15/07	0.0000000%

Class A-2
Note Balance @ 9/17/07	288,000,000.00
Principal Paid	5,974,312.72
Note Balance @ 10/15/07	282,025,687.28
Note Factor @ 10/15/07	97.9255859%

Class A-3
Note Balance @ 9/17/07	236,000,000.00
Principal Paid	-
Note Balance @ 10/15/07	236,000,000.00
Note Factor @ 10/15/07	100.0000000%

Class A-4
Note Balance @ 9/17/07	333,000,000.00
Principal Paid	-
Note Balance @ 10/15/07	333,000,000.00
Note Factor @ 10/15/07	100.0000000%

Class B
Note Balance @ 9/17/07	31,105,000.00
Principal Paid	-
Note Balance @ 10/15/07	31,105,000.00
Note Factor @ 10/15/07	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	4,022,110.72
Total Principal Paid	27,533,450.80

Total Paid	31,555,561.52

Class A-1
Coupon	5.32000%
Interest Paid	89,206.92
Principal Paid	21,559,138.08

Total Paid to A-1 Holders	21,648,345.00

Class A-2
Coupon	5.32000%
Interest Paid	1,276,800.00
Principal Paid	5,974,312.72

Total Paid to A-2 Holders	7,251,112.72

Class A-3
Coupon	5.23000%
Interest Paid	1,028,566.67
Principal Paid	0.00

Total Paid to A-3 Holders	1,028,566.67

Class A-4
Coupon	5.75250%
Interest Paid	1,489,897.50
Principal Paid	0.00

Total Paid to A-4 Holders	1,489,897.50

Class B
Coupon	5.31000%
Interest Paid	137,639.63
Principal Paid	0.00

Total Paid to B Holders	137,639.63

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	3.5559128
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.3420821

Total Distribution Amount	27.8979949

A-1 Interest Distribution Amount	0.3671067
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	88.7207328

Total A-1 Distribution Amount	89.0878395

A-2 Interest Distribution Amount	4.4333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	20.7441414

Total A-2 Distribution Amount	25.1774747

A-3 Interest Distribution Amount	4.3583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.3583333

A-4 Interest Distribution Amount	4.4741667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.4741667

B Interest Distribution Amount	4.4250002
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.4250002

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	589.19
Noteholders’ Principal Distributable Amount	410.81

Account Balances	$ Amount

Advances
Balance as of 8/31/07	176,538.57
Balance as of 9/30/07	204,099.10
Change	27,560.53

Reserve Fund
Balance as of 8/31/07	2,840,554.70
Investment Earnings	12,317.23
Prior Month’s Investment Earnings paid	(12,791.62)
Withdrawal	0.00
Balance as of 9/30/07	2,840,080.31
Change	-474.39

Reserve Fund Requirement	2,827,763.08